SHARE BASED COMPENSATION EXPENSES (Details Narrative) - USD ($)		6 Months Ended
	Jul. 01, 2026	Jun. 30, 2026	Dec. 29, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share-based compensation		$ 94,800
Frank Ingriselli [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Closing price			$ 3.16
Employment Agreement [Member] | Frank Ingriselli [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares vesting granted	30,000